Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

September 11, 2023

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 628 (the “Fund”)

(File No. 333-272669) (CIK# 1962800)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on June 15, 2023 and was amended on August 14, 2023. We received comments from the staff of the Commission in a conversation between Matthew Wirig and Anu Dubey on September 7, 2023 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1. The Staff requested that additional disclosure be added to the section entitled “Investment Summary – Principal Investment Strategy” describing what factors or guidelines the Sponsor considers in determining the credit quality of the municipal bonds in the portfolio of the CEFs and the ETFs. The prospectus has been revised in accordance with the comment.

Comment 2. The Staff noted the following disclosure in the section entitled “Investment Summary – Principal Investment Strategy” and asks the Trust to replace that language with a policy that tracks the language of Rule 35d-1(a)(4) under the Investment Company Act of 1940 (the “1940 Act”):

It is a fundamental policy of the trust that, under normal circumstances, the trust will invest substantially all of its assets in funds having policies to invest, under normal circumstances, at least 80% of the value of their assets in investments, the income from which is exempt from federal and New York income tax.

While the Sponsor believes that Rule 35d-1(a)(4) under the 1940 Act does not apply to this Trust because the Trust’s name does not suggest that the Trust’s distributions are exempt from federal and New York income tax, the Trust’s 80% policy has been revised in accordance with the comment.

Comment 3. The Staff requested that the Trust please clarify the following disclosure included in the section entitled “Investment Summary – Principal Investment Strategy:”

For tax years beginning after December 31, 2022, tax-exempt interest dividends may affect the corporate alternative minimum tax for certain corporations.

After further review, the Sponsor has determined that this is not part of the Trust’s principal investment strategy and as a result, the sentence has been removed.

Comment 4. The Staff notes the risk disclosure related to fixed-rate obligations included in the section entitled “Investment Summary – Principal Risk Considerations” and asks that the Trust include similar disclosure in the section entitled “Investment Summary – Principal Investment Strategy.” The prospectus has been revised in accordance with the comment.

Comment 5. The Staff requests that the Trust include more detail on the risk of investing in New York municipal bonds in the section entitled “Investment Summary – Principal Risk Considerations.” The prospectus has been revised in accordance with the comment.

Comment 6. The Staff request that the Trust include disclosure in the section entitled Investment Summary – Principal Risk Considerations” explaining that failure to maintain status as qualified fund of funds would mean that the Trust may be unable to satisfy its fundamental investment policy. The prospectus has been revised in accordance with the comment.

Comment 7. The Staff requested that the Trust please clarify the following disclosure included in the section entitled “Investment Summary – Risk Considerations:”

For tax years beginning after December 31, 2022, tax-exempt interest dividends may affect the corporate alternative minimum tax for certain corporations.

After further review, the Sponsor has determined that this is not a principal risk consideration of the Trust and as a result, the sentence has been removed.

Comment 8. The Staff asked the Sponsor to please confirm whether it is currently relying on any agreements under Rule 12d1-4 under the 1940 Act. The Sponsor confirms that it is not relying on any agreements under Rule 12d1-4 under the 1940 Act.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on September 14, 2023, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Securities and Exchange Commission (the “Commission”) at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP